Share Capital - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016	Jun. 30, 2016	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Apr. 30, 2015
Class Of Stock [Line Items]
Value of stock repurchased								$ 12,303,000
Proceeds from issuance of common shares, gross				$ 0	$ 0	$ 96,034,000	$ 0
Value of stock redeemed						$ 333,074,000
Preferred shares, issued				32,751,629		32,751,629		23,673,403
Proceeds from issuance of preferred shares, gross				$ 294,073,000	$ 0	$ 541,736,000	$ 0
Class A Common Shares [Member]
Class Of Stock [Line Items]
Number of shares issued			6,770,408			6,770,408
Common shares, par value			$ 14.70	$ 0.01		$ 0.01		$ 0.01
Proceeds from issuance of common shares, gross			$ 99,525,000
Class A Common Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase									$ 50,000,000
Number of shares repurchased				0		564,270
Value of stock repurchased				$ 0		$ 8,269,000
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares repurchased								343,757
Number of shares redeemed		13,321,774				13,321,774
Redemption price per share		$ 25.00
Value of stock redeemed		$ 333,074,000
Preferred shares, issued				0		0
Series F Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued						5,600,000
Preferred shares, issued			5,600,000	5,600,000		5,600,000
Proceeds from issuance of preferred shares, gross			$ 140,000,000
Stock conversion price per share			$ 18.00
Dividend rate percentage			6.95%
Increase in dividend rate payable annually			1.00%
Preferred stock, dividend payment terms						The dividend rate is initially set at 6.95%, but will increase by 1% annually after the fifth anniversary date to a maximum of 10.5% by the ninth anniversary date, or will increase to 10.5% on January 1, 2018 if we do not acquire all of the membership interests in GCI or all or substantially all of the assets of GCI by December 31, 2017.
Series F Preferred Shares [Member] | Maximum [Member]
Class Of Stock [Line Items]
Dividend rate percentage			10.50%
Series G Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued						7,800,000
Redemption price per share		$ 25.00
Preferred shares, issued	3,200,000	4,600,000		7,800,000		7,800,000
Proceeds from issuance of preferred shares, gross	$ 80,000,000	$ 115,000,000
Dividend rate percentage		8.20%
Series H Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued						9,000,000
Redemption price per share	$ 25.00
Preferred shares, issued	9,000,000			9,000,000		9,000,000
Proceeds from issuance of preferred shares, gross	$ 225,000,000
Dividend rate percentage	7.875%